TAXATION (Tables)	12 Months Ended
Dec. 31, 2023
Major components of tax expense (income) [abstract]
Schedule of income taxes expenses
	For the year ended December 31,
	2023	2022	2021
	U.S. dollars (in thousands)

Current taxes	4,481	3,555	2,121
Deferred taxes	(323)	(2,013)	(1,628)
Taxes with respect to previous years	-	4	(168)
	4,158	1,546	325

Schedule of deferred taxes assets
	Intangible assets and other	Employee benefits	Total
	U.S. dollars (in thousands)
January 1, 2021	-	211	211
Changes during 2021	1,722	(94)	1,628
December 31, 2021	1,722	117	1,839
Business combination	(20,685)	-	(20,685)
Changes during 2022	1,673	340	2,013
Foreign operations financial statements translation adjustments	(430)	-	(430)
December 31, 2022	(17,720)	457	(17,263)
Changes during 2023	175	148	323
December 31, 2023	(17,545)	605	(16,940)

Schedule of reconciliation of the theoretical income taxes expenses (benefit) to the actual income taxes expenses (benefit)
	For the year ended December 31,
	2023	2022	2021
	U.S. dollars (in thousands)

Profit (loss) before income taxes expenses (benefit)	(14,119)	(17,419)	4,977
The Company's statutory tax rate	25%	25%	25%
Theoretical income taxes expenses (benefit) on the above amount at the Company's tax rate	(3,530)	(4,355)	1,244

Non-deductible expenses	9,012	8,295	2,090
Losses in respect of which no deferred taxes were recorded	-	-	1,616
Recognition of deferred taxes during the year, with respect to prior years temporary differences	-	(1,837)	(2,769)
Taxable income and other temporary differences accounted for in lower tax rates	(1,324)	(561)	(1,688)
Current income taxes with respect to previous years	-	4	(168)

	4,158	1,546	325